Condensed statement of financial position and comprehensive income information of associates (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	₩ 605,234,104	₩ 552,419,581
Liabilities	558,877,246	510,489,200
Net profit (loss)	3,498,076	3,642,384	₩ 3,198,265
Other comprehensive income	(173,844)	565,910	51,292
Total comprehensive income	3,324,232	4,208,294	₩ 3,249,557
Associates
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,482,512	8,662,468
Liabilities	4,900,566	4,048,306
Operating revenue	1,291,047	543,587
Net profit (loss)	369,387	155,224
Other comprehensive income	(7,213)	23,358
Total comprehensive income	362,174	178,582
BNP Paribas Cardif Life Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,526,148	3,896,875
Liabilities	3,188,562	3,545,682
Operating revenue	38,669	37,067
Net profit (loss)	(6,555)	(3,919)
Other comprehensive income	(7,052)	24,402
Total comprehensive income	(13,607)	20,483
Songrim Partners
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1,003	0
Liabilities	1,065	0
Operating revenue	548	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
Neoplux Technology Valuation Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	49,890
Liabilities	0	738
Operating revenue	0	3,953
Net profit (loss)	0	(2,078)
Other comprehensive income	0	0
Total comprehensive income	0	(2,078)
Partners 4th Growth Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,678	60,775
Liabilities	846	1,106
Operating revenue	7,231	14
Net profit (loss)	6,059	(1,904)
Other comprehensive income	0	0
Total comprehensive income	6,059	(1,904)
KTB Newlake Global Healthcare PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,005	37,187
Liabilities	225	151
Operating revenue	598	387
Net profit (loss)	244	(349)
Other comprehensive income	0	0
Total comprehensive income	244	(349)
DAEKWANG SEMICONDUCTOR CO., LTD.
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	23,682	23,507
Liabilities	6,339	7,328
Operating revenue	3,836	1,248
Net profit (loss)	1,163	248
Other comprehensive income	0	9
Total comprehensive income	1,163	257
Shinhan-Neoplux Energy Newbiz Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,615	33,791
Liabilities	25	18
Operating revenue	4,221	26
Net profit (loss)	1,749	(1,259)
Other comprehensive income	0	0
Total comprehensive income	1,749	(1,259)
Shinhan-Albatross Tech Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,685	17,681
Liabilities	385	182
Operating revenue	982	1,263
Net profit (loss)	594	551
Other comprehensive income	0	(917)
Total comprehensive income	594	(366)
KCLAVIS Meister Fund No.17
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	4,689
Liabilities	0	96
Operating revenue	0	425
Net profit (loss)	0	(322)
Other comprehensive income	0	0
Total comprehensive income	0	(322)
Plutus-SG Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	16,006
Liabilities	0	138
Operating revenue	0	700
Net profit (loss)	0	419
Other comprehensive income	0	0
Total comprehensive income	0	419
Eum Private Equity Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20	17,243
Liabilities	4	27
Operating revenue	13,445	6,305
Net profit (loss)	9,875	5,604
Other comprehensive income	0	0
Total comprehensive income	9,875	5,604
KTB Confidence Private Placement
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	19,369
Liabilities	0	64
Operating revenue	0	7,328
Net profit (loss)	0	3,122
Other comprehensive income	0	0
Total comprehensive income	0	3,122
Meritz AI-SingA330-A Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	1	17,821
Liabilities	1	1
Operating revenue	89	1,280
Net profit (loss)	89	377
Other comprehensive income	0	0
Total comprehensive income	89	377
Meritz AI-SingA330-B Investment Type Private Placement Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	2	44,228
Liabilities	2	2
Operating revenue	363	3,445
Net profit (loss)	361	1,217
Other comprehensive income	0	0
Total comprehensive income	361	1,217
VOGO DEBT STRATEGY QUALIFIED INV PRIVATE R/E INV TR 4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	43,540	49,683
Liabilities	28	33
Operating revenue	6,361	4,198
Net profit (loss)	2,359	1,391
Other comprehensive income	0	0
Total comprehensive income	2,359	1,391
Shinhan-Midas Donga Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,504	6,973
Liabilities	0	1
Operating revenue	365	88
Net profit (loss)	233	(651)
Other comprehensive income	0	0
Total comprehensive income	233	(651)
ShinHan - Soo Young Entrepreneur Investment Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	41,532	18,963
Liabilities	0	9
Operating revenue	16,561	1,656
Net profit (loss)	16,349	113
Other comprehensive income	0	0
Total comprehensive income	16,349	113
Synergy-Shinhan Mezzanine New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	8,266
Liabilities	0	51
Operating revenue	0	834
Net profit (loss)	0	535
Other comprehensive income	0	0
Total comprehensive income	0	535
Shinhan Praxis K-Growth Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	52,890	54,786
Liabilities	183	185
Operating revenue	201	27,588
Net profit (loss)	(2,306)	13,361
Other comprehensive income	0	0
Total comprehensive income	(2,306)	13,361
Credian Healthcare Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,141	7,001
Liabilities	15	24
Operating revenue	25,926	1,542
Net profit (loss)	24,638	1,031
Other comprehensive income	0	0
Total comprehensive income	24,638	1,031
Kiwoom Milestone Professional Private Real Estate Trust 19
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	58,393	59,559
Liabilities	38,558	38,744
Operating revenue	2,772	3,100
Net profit (loss)	(449)	470
Other comprehensive income	0	0
Total comprehensive income	(449)	470
AIP EUROGREEN Private Real Estate Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	98,866	98,221
Liabilities	86	86
Operating revenue	6,893	18,362
Net profit (loss)	6,231	7,462
Other comprehensive income	0	0
Total comprehensive income	6,231	7,462
Hanhwa US Equity Strategy Private Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,798	59,652
Liabilities	721	1,750
Operating revenue	32,667	14,838
Net profit (loss)	7,180	3,742
Other comprehensive income	0	0
Total comprehensive income	7,180	3,742
Shinhan Global Healthcare Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55	73,388
Liabilities	2,104	701
Operating revenue	1,034	5,480
Net profit (loss)	(74,736)	(1,722)
Other comprehensive income	0	0
Total comprehensive income	(74,736)	(1,722)
JB Power TL Investment Type Private Placement Special Asset Fund 7
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,605	50,468
Liabilities	45	66
Operating revenue	23,547	15,476
Net profit (loss)	2,251	2,487
Other comprehensive income	0	0
Total comprehensive income	2,251	2,487
IBK AONE convertible 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	12,861
Liabilities	0	0
Operating revenue	0	1,515
Net profit (loss)	0	410
Other comprehensive income	0	0
Total comprehensive income	0	410
Rico synergy collabo Multi-Mezzanine 3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	6,433
Liabilities	0	2
Operating revenue	0	1,296
Net profit (loss)	0	856
Other comprehensive income	0	0
Total comprehensive income	0	856
KB NA Hickory Private Special Asset Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	93,236	96,289
Liabilities	69	476
Operating revenue	13,464	16,132
Net profit (loss)	4,312	2,489
Other comprehensive income	0	0
Total comprehensive income	4,312	2,489
Koramco Europe Core Private Placement Real Estate Fund No.2-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,239	46,742
Liabilities	3,948	2,304
Operating revenue	4,920	9,328
Net profit (loss)	877	5,462
Other comprehensive income	0	0
Total comprehensive income	877	5,462
Shinhan-Stonebridge Petro PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	1,388
Liabilities	0	1,350
Operating revenue	0	52,928
Net profit (loss)	0	49,878
Other comprehensive income	0	0
Total comprehensive income	0	49,878
BNP Paribas Cardif General Insurance
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	85,278	43,064
Liabilities	33,063	21,936
Operating revenue	23,632	17,613
Net profit (loss)	(7,972)	(12,962)
Other comprehensive income	(161)	(136)
Total comprehensive income	(8,133)	(13,098)
Axis Global Growth New Technology Investment Association
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	10,064
Liabilities	0	0
Operating revenue	0	1
Net profit (loss)	0	(244)
Other comprehensive income	0	0
Total comprehensive income	0	(244)
Polaris No7 Start up and Venture Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	8,113
Liabilities	0	52
Operating revenue	0	1,037
Net profit (loss)	0	928
Other comprehensive income	0	0
Total comprehensive income	0	928
Hermes Private Investment Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,919	21,954
Liabilities	8	95
Operating revenue	11	45
Net profit (loss)	(948)	(2,366)
Other comprehensive income	0	0
Total comprehensive income	(948)	(2,366)
Shinhan AIM FoF Fund 1a
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,060	28,987
Liabilities	20	20
Operating revenue	4,378	5,556
Net profit (loss)	777	2,111
Other comprehensive income	0	0
Total comprehensive income	777	2,111
SHC ULMUS Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	10,706
Liabilities	0	0
Operating revenue	0	1,073
Net profit (loss)	0	881
Other comprehensive income	0	0
Total comprehensive income	0	881
Shinhan-Nvestor Liquidity Solution Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,032	19,524
Liabilities	0	0
Operating revenue	2,704	209
Net profit (loss)	2,537	(2,101)
Other comprehensive income	0	0
Total comprehensive income	2,537	(2,101)
IGIS Global Credit Fund 150-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	29,153	38,912
Liabilities	24	38
Operating revenue	10,076	2,674
Net profit (loss)	6,263	166
Other comprehensive income	0	0
Total comprehensive income	6,263	166
GX SHINHAN INTERVEST 1st Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	131,237
Liabilities	0	0
Operating revenue	0	6,689
Net profit (loss)	0	5,283
Other comprehensive income	0	0
Total comprehensive income	0	5,283
Soo Commerce Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	4,661	25,765
Liabilities	3	3
Operating revenue	13,172	36
Net profit (loss)	13,314	(140)
Other comprehensive income	0	0
Total comprehensive income	13,314	(140)
Partner One Value up I Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,205	42,602
Liabilities	0	0
Operating revenue	457	457
Net profit (loss)	(329)	(173)
Other comprehensive income	0	0
Total comprehensive income	(329)	(173)
Genesis No.1 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	382,353	224,322
Liabilities	31,024	7
Operating revenue	158,070	23,180
Net profit (loss)	125,312	21,872
Other comprehensive income	0	0
Total comprehensive income	125,312	21,872
GMB ICT New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	29,359
Liabilities	0	0
Operating revenue	0	2
Net profit (loss)	0	(298)
Other comprehensive income	0	0
Total comprehensive income	0	(298)
Korea Omega Project Fund III
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,141	12,818
Liabilities	0	0
Operating revenue	2,383	4,432
Net profit (loss)	2,323	4,351
Other comprehensive income	0	0
Total comprehensive income	2,323	4,351
Soo Delivery Platform Growth Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,563	29,743
Liabilities	3	3
Operating revenue	11,300	675
Net profit (loss)	10,249	367
Other comprehensive income	0	0
Total comprehensive income	10,249	367
Genesis North America Power Company No.1 PEF
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	48,221	46,041
Liabilities	5,727	281
Operating revenue	6,976	4,323
Net profit (loss)	6,449	3,756
Other comprehensive income	0	0
Total comprehensive income	6,449	3,756
Hyungje art printing
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	866
Liabilities	1,130
Operating revenue	253
Net profit (loss)	0
Other comprehensive income	0
Total comprehensive income	0
SHBNPP MAIN Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	46,514	89,450
Liabilities	1,164	687
Operating revenue	11,240	4,262
Net profit (loss)	2,846	1,546
Other comprehensive income	0	0
Total comprehensive income	2,846	1,546
Shinhan-Rhinos 1 Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,561	13,474
Liabilities	1	0
Operating revenue	2,784	143
Net profit (loss)	2,554	129
Other comprehensive income	0	0
Total comprehensive income	2,554	129
Pacific Private Investment Trust No.20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,805	18,764
Liabilities	11	15
Operating revenue	974	1,247
Net profit (loss)	974	1,187
Other comprehensive income	0	0
Total comprehensive income	974	1,187
Susung Mezzanine project P1 Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	3,220	10,023
Liabilities	0	351
Operating revenue	3,412	22
Net profit (loss)	(373)	(91)
Other comprehensive income	0	0
Total comprehensive income	(373)	(91)
Korea Finance Security
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	37,522	32,079
Liabilities	17,032	10,386
Operating revenue	118,906	64,964
Net profit (loss)	(1,174)	(1,297)
Other comprehensive income	0	0
Total comprehensive income	(1,174)	(1,297)
Multimedia Tech Co.Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	593
Liabilities	662
Operating revenue	555
Net profit (loss)	(158)
Other comprehensive income	0
Total comprehensive income	(158)
MIEL CO.,LTD
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	474
Liabilities	559
Operating revenue	585
Net profit (loss)	(169)
Other comprehensive income	0
Total comprehensive income	(169)
AIP Transportation Specialized Privately Placed Fund Trust #1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	92,454	94,437
Liabilities	101	6,042
Operating revenue	17,221	12,473
Net profit (loss)	132	1,242
Other comprehensive income	0	0
Total comprehensive income	132	1,242
Lime Neptune Professional Private 6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets		10,166
Liabilities		41
Operating revenue		460
Net profit (loss)		125
Other comprehensive income		0
Total comprehensive income		125
DB Epic Convertiblebond Private Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,382
Liabilities	34
Operating revenue	1,169
Net profit (loss)	1,021
Other comprehensive income	0
Total comprehensive income	1,021
PCC S/W 2nd Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	10,154
Liabilities	0	0
Operating revenue	0	151
Net profit (loss)	0	4
Other comprehensive income	0	0
Total comprehensive income	0	4
E&Healthcare Investment Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	72,023	38,181
Liabilities	0	2
Operating revenue	36,332	4,405
Net profit (loss)	33,844	3,664
Other comprehensive income	0	0
Total comprehensive income	33,844	3,664
One Shinhan Global Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,244	22,244
Liabilities	0	0
Operating revenue	92	92
Net profit (loss)	(406)	(406)
Other comprehensive income	0	0
Total comprehensive income	(406)	(406)
Kiwoom-Shinhan Innovation Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,096	14,719
Liabilities	158	151
Operating revenue	2,984	13
Net profit (loss)	2,371	(432)
Other comprehensive income	0	0
Total comprehensive income	2,371	(432)
Daishin-K&T New Technology Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	55,501	55,686
Liabilities	33,101	33,103
Operating revenue	64	1,292
Net profit (loss)	(183)	183
Other comprehensive income	0	0
Total comprehensive income	(183)	183
Midas Asset Global CRE Debt Private Fund No.6
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	115,240	118,438
Liabilities	118	70
Operating revenue	7,041	3,907
Net profit (loss)	5,153	2,677
Other comprehensive income	0	0
Total comprehensive income	5,153	2,677
Richmond Private Investment Trust No.82
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	49,961	50,079
Liabilities	24,879	24,879
Operating revenue	1,658	1,155
Net profit (loss)	1,306	919
Other comprehensive income	0	0
Total comprehensive income	1,306	919
Tiger Alternative Real Estate Professional Private5
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,064	40,792
Liabilities	86	103
Operating revenue	7,827	1,628
Net profit (loss)	113	(116)
Other comprehensive income	0	0
Total comprehensive income	113	(116)
Samchully Midstream Private Placement Special Asset Fund 5-4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	67,177	71,680
Liabilities	36	55
Operating revenue	8,012	14,423
Net profit (loss)	(2,228)	3,015
Other comprehensive income	0	0
Total comprehensive income	(2,228)	3,015
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	327,973	269,203
Liabilities	56	48
Operating revenue	13,607	8,854
Net profit (loss)	12,656	8,289
Other comprehensive income	0	0
Total comprehensive income	12,656	8,289
AUCTUS FITRIN Corporate Recovery Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	67,222
Liabilities	0	218
Operating revenue	0	1,187
Net profit (loss)	0	449
Other comprehensive income	0	0
Total comprehensive income	0	449
NH-Amundi Global Infrastructure Trust 14
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	62,729	61,696
Liabilities	1	39
Operating revenue	7,216	7,404
Net profit (loss)	2,606	2,427
Other comprehensive income	0	0
Total comprehensive income	2,606	2,427
Pacific Private Real Estate Fund Investment Trust No.30
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	39,779
Liabilities	0	270
Operating revenue	0	1,817
Net profit (loss)	0	1,547
Other comprehensive income	0	0
Total comprehensive income	0	1,547
Jarvis Memorial Private Investment Trust 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	10,147	10,279
Liabilities	4	12
Operating revenue	651	293
Net profit (loss)	647	281
Other comprehensive income	0	0
Total comprehensive income	647	281
Mastern Private Investment Trust 68
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,620	18,600
Liabilities	0	2
Operating revenue	878	533
Net profit (loss)	877	437
Other comprehensive income	0	0
Total comprehensive income	877	437
Vestas Qualified Investors Private Real Estate Fund Investment Trust No.37
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	59,422	7,336
Liabilities	20	7
Operating revenue	6,374	214
Net profit (loss)	1,224	(61)
Other comprehensive income	0	0
Total comprehensive income	1,224	(61)
Milestone Private Real Estate Fund 3 (Derivative Type)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,792	53,610
Liabilities	2	3
Operating revenue	7,083	603
Net profit (loss)	6,797	532
Other comprehensive income	0	0
Total comprehensive income	6,797	532
IGIS Private Real Estate Investment Trust 286 (2 class)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	74,406	75,372
Liabilities	53,065	51,870
Operating revenue	5,298	2,838
Net profit (loss)	696	(798)
Other comprehensive income	0	0
Total comprehensive income	696	(798)
Nomura-Rifa Private Real Estate Investment Trust 31 (2 class)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	98,291	99,976
Liabilities	71,442	71,507
Operating revenue	7,584	2,383
Net profit (loss)	1,356	(331)
Other comprehensive income	0	0
Total comprehensive income	1,356	(331)
Lime Pricing Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	32,231
Liabilities	0	118
Operating revenue	0	10
Net profit (loss)	0	(388)
Other comprehensive income	0	0
Total comprehensive income	0	(388)
SHBNPP Senior Loan Professional Investment Type Private Mixed Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	62,682	197,536
Liabilities	45	119
Operating revenue	6,511	12,963
Net profit (loss)	6,169	12,296
Other comprehensive income	0	0
Total comprehensive income	6,169	12,296
DS Solid.II Hedge Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	15,042
Liabilities	0	0
Operating revenue	0	4
Net profit (loss)	0	(605)
Other comprehensive income	0	0
Total comprehensive income	0	(605)
Hana Semiconductor New Technology Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	111,661	52,905
Liabilities	12,346	0
Operating revenue	70,303	73
Net profit (loss)	56,926	(595)
Other comprehensive income	0	0
Total comprehensive income	56,926	(595)
J&Magnet Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,381	24,513
Liabilities	50	0
Operating revenue	8,291	0
Net profit (loss)	8,638	(87)
Other comprehensive income	0	0
Total comprehensive income	8,638	(87)
Cape IT Fund No.3
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	32,448	30,333
Liabilities	75	35
Operating revenue	4,145	0
Net profit (loss)	3,837	(101)
Other comprehensive income	0	0
Total comprehensive income	3,837	(101)
FuturePlay-Shinhan TechInnovation Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,621
Liabilities	31
Operating revenue	5
Net profit (loss)	(469)
Other comprehensive income	0
Total comprehensive income	(469)
Stonebridge Corporate 1st Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	7,342
Liabilities	1
Operating revenue	679
Net profit (loss)	584
Other comprehensive income	0
Total comprehensive income	584
Vogo Realty Partners Private Real Estate Fund V
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,139	47,992
Liabilities	99	34
Operating revenue	8,137	281
Net profit (loss)	4,701	(1,084)
Other comprehensive income	0	0
Total comprehensive income	4,701	(1,084)
Korea Credit Bureau
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	114,571	95,764
Liabilities	37,062	20,075
Operating revenue	93,275	66,314
Net profit (loss)	3,992	10,604
Other comprehensive income	0	0
Total comprehensive income	3,992	10,604
Goduck Gangil1 PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	334,349	0
Liabilities	348,276	0
Operating revenue	0
Net profit (loss)	(10,065)
Other comprehensive income	0
Total comprehensive income	(10,065)
SBC PFV Co., Ltd
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	119,994	120,000
Liabilities	7,199	40,000
Operating revenue	0	0
Net profit (loss)	(7,169)	0
Other comprehensive income	0	0
Total comprehensive income	(7,169)	0
Sprott Global Renewable Private Equity Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	82,721
Liabilities	0	3
Operating revenue	0	1,416
Net profit (loss)	0	(4,833)
Other comprehensive income	0	0
Total comprehensive income	0	(4,833)
NH-amundi global infra private fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	87,908	100,513
Liabilities	230	4,197
Operating revenue	20,499	4,128
Net profit (loss)	(6,215)	(2,744)
Other comprehensive income	0	0
Total comprehensive income	(6,215)	(2,744)
IMM Global Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	367,570	90,870
Liabilities	1,368	63
Operating revenue	17,222	0
Net profit (loss)	2,995	(63)
Other comprehensive income	0	0
Total comprehensive income	2,995	(63)
HANA Alternative Estate Professional Private122
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	39,449	34,897
Liabilities	38	45
Operating revenue	6,836	1,561
Net profit (loss)	5,487	(3,035)
Other comprehensive income	0	0
Total comprehensive income	5,487	(3,035)
Hanwha-Incus Plus New Technology Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	25,860	12,900
Liabilities	0	1
Operating revenue	13,169	0
Net profit (loss)	12,961	(1)
Other comprehensive income	0	0
Total comprehensive income	12,961	(1)
SHBNPP Corporate Professional Investment Type Private Security Investment Trust No.7[Bond]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	198,644	127,339
Liabilities	87,218	15,732
Operating revenue	4,479	0
Net profit (loss)	3,329	0
Other comprehensive income	0	0
Total comprehensive income	3,329	0
SHBNPP BNCT Professional Investment Type Private Special Asset Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	395,815	402,633
Liabilities	0	141,200
Operating revenue	14,737	10,036
Net profit (loss)	11,688	7,256
Other comprehensive income	0	0
Total comprehensive income	11,688	7,256
PSA EMP Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	33,953	34,535
Liabilities	97	285
Operating revenue	8	1
Net profit (loss)	(393)	(250)
Other comprehensive income	0	0
Total comprehensive income	(393)	(250)
Deutsche Global Professional Investment Type Private Real Estate Investment Trust No. 24
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,026	57,088
Liabilities	784	728
Operating revenue	13,342	2,735
Net profit (loss)	339	2,198
Other comprehensive income	0	0
Total comprehensive income	339	2,198
SHBNPP Peace of Mind TDF 2035 Security Investment Trust [Equity Balanced-FoF]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	22,926
Liabilities	0	641
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
SHBNPP Peace of Mind TDF 2040 Security Investment Trust [Equity Balanced-FoF]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	23,865
Liabilities	0	1,329
Operating revenue	0	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
BRAIN DO PROFESSIONALE PRIVATE No. 27
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,827	10,305
Liabilities	12	10
Operating revenue	1,414	58
Net profit (loss)	1,292	(5)
Other comprehensive income	0	0
Total comprehensive income	1,292	(5)
VISION US Muni US Local Debt Opportunities Professional Private1(S)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	0	39,175
Liabilities	0	80
Operating revenue	0	1,440
Net profit (loss)	0	1,088
Other comprehensive income	0	0
Total comprehensive income	0	1,088
UI Venture Fund 7th
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,466	0
Liabilities	21	0
Operating revenue	2,044	0
Net profit (loss)	1,145	0
Other comprehensive income	0	0
Total comprehensive income	1,145	0
Sparklabs-Shinhan Opportunity Fund 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,760	0
Liabilities	0	0
Operating revenue	0	0
Net profit (loss)	(340)	0
Other comprehensive income	0	0
Total comprehensive income	(340)	0
BNW Tech-Innovation Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,119	0
Liabilities	213	0
Operating revenue	45	0
Net profit (loss)	(194)	0
Other comprehensive income	0	0
Total comprehensive income	(194)	0
IGIS Real-estate Private Investment Trust No.33
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	88,319	0
Liabilities	53,812	0
Operating revenue	1,570	0
Net profit (loss)	378	0
Other comprehensive income	0	0
Total comprehensive income	378	0
Findvalue PreIPO 6th Professional Investment Type Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,505	0
Liabilities	0	0
Operating revenue	5	0
Net profit (loss)	5	0
Other comprehensive income	0	0
Total comprehensive income	5	0
WWG Global Real Estate Investment Trust no.4
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	60,083	0
Liabilities	12	0
Operating revenue	8,431	0
Net profit (loss)	2,971	0
Other comprehensive income	0	0
Total comprehensive income	2,971	0
Fidelis Global Private Real Estate Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	24,901	0
Liabilities	2	0
Operating revenue	1,902	0
Net profit (loss)	1,214	0
Other comprehensive income	0	0
Total comprehensive income	1,214	0
IGIS PRIVATE REAL ESTATE TRUST NO.331
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	57,655	0
Liabilities	45,417	0
Operating revenue	20	0
Net profit (loss)	(388)	0
Other comprehensive income	0	0
Total comprehensive income	(388)	0
AIP EURO PRIVATE REAL ESTATE TRUST No. 12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	173,538	0
Liabilities	783	0
Operating revenue	40,882	0
Net profit (loss)	13,425	0
Other comprehensive income	0	0
Total comprehensive income	13,425	0
Pebblestone CGV Private Real Estate Trust No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	63,907	0
Liabilities	36,405	0
Operating revenue	7,451	0
Net profit (loss)	1,141	0
Other comprehensive income	0	0
Total comprehensive income	1,141	0
Shinhan AIM Real Estate Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	75,018	0
Liabilities	138	0
Operating revenue	7,611	0
Net profit (loss)	(45,741)	0
Other comprehensive income	0	0
Total comprehensive income	(45,741)	0
Shinhan AIM Real Estate Fund No.1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	223,471	0
Liabilities	28	0
Operating revenue	22,855	0
Net profit (loss)	7,284	0
Other comprehensive income	0	0
Total comprehensive income	7,284	0
SHBNPP Daegu Green Power Cogeneration System Professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	149,686	0
Liabilities	75	0
Operating revenue	3,342	0
Net profit (loss)	3,117	0
Other comprehensive income	0	0
Total comprehensive income	3,117	0
SHBNPP Sangju YC Expressway Professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,774	0
Liabilities	169	0
Operating revenue	4,948	0
Net profit (loss)	(3,773)	0
Other comprehensive income	0	0
Total comprehensive income	(3,773)	0
SHBNPP Global Infrastructure Professional Investment Type Private Special Asset Investment Trust No.7-2(USD)
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	9,380	0
Liabilities	12	0
Operating revenue	576	0
Net profit (loss)	(814)	0
Other comprehensive income	0	0
Total comprehensive income	(814)	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No. 1 [Equity securities-Derivative]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	61,389	0
Liabilities	45,239	0
Operating revenue	47,240	0
Net profit (loss)	(46)	0
Other comprehensive income	0	0
Total comprehensive income	(46)	0
Korea Omega-Shinhan Project Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	11,861	0
Liabilities	0	0
Operating revenue	0	0
Net profit (loss)	(139)	0
Other comprehensive income	0	0
Total comprehensive income	(139)	0
New Green Shinhan Mezzanine Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,538	0
Liabilities	1	0
Operating revenue	2,387	0
Net profit (loss)	2,337	0
Other comprehensive income	0	0
Total comprehensive income	2,337	0
KORAMKO-Daum Professional Private Investment Trust No.12
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,740	0
Liabilities	157	0
Operating revenue	1,949	0
Net profit (loss)	1,792	0
Other comprehensive income	0	0
Total comprehensive income	1,792	0
Samsung SRA Real Estate Professional Private 45[FoFs]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	42,895	0
Liabilities	230	0
Operating revenue	4,155	0
Net profit (loss)	(355)	0
Other comprehensive income	0	0
Total comprehensive income	(355)	0
IBK Global New Renewable Energy Special Asset Professional Private2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	116,284	0
Liabilities	4,679	0
Operating revenue	19,514	0
Net profit (loss)	10,943	0
Other comprehensive income	0	0
Total comprehensive income	10,943	0
VS Cornerstone Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	8,413	0
Liabilities	0	0
Operating revenue	2	0
Net profit (loss)	(87)	0
Other comprehensive income	0	0
Total comprehensive income	(87)	0
Aone Mezzanine Opportunity Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	14,530	0
Liabilities	40	0
Operating revenue	2,507	0
Net profit (loss)	2,390	0
Other comprehensive income	0	0
Total comprehensive income	2,390	0
KiwoomUnicorn3New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,132	0
Liabilities	0	0
Operating revenue	6,112	0
Net profit (loss)	6,031	0
Other comprehensive income	0	0
Total comprehensive income	6,031	0
Multi Asset The United States Thortons Professional Private1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	165,775	0
Liabilities	15	0
Operating revenue	2,111	0
Net profit (loss)	671	0
Other comprehensive income	0	0
Total comprehensive income	671	0
Kiwoom Milestone US Real Estate Professional Private20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	68,591	0
Liabilities	157	0
Operating revenue	3,508	0
Net profit (loss)	2,286	0
Other comprehensive income	0	0
Total comprehensive income	2,286	0
NH-Amundi US Infrastructure Private Fund2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	99,409	0
Liabilities	1,248	0
Operating revenue	16,758	0
Net profit (loss)	3,025	0
Other comprehensive income	0	0
Total comprehensive income	3,025	0
KB Distribution Private Real Estate1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	50,013	0
Liabilities	500	0
Operating revenue	1,174	0
Net profit (loss)	1,151	0
Other comprehensive income	0	0
Total comprehensive income	1,151	0
SHBNPP Jigae Namsan BTO professional Investment Type Private Special Asset Investment Trust [Infra business]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	71,647	0
Liabilities	54	0
Operating revenue	2,677	0
Net profit (loss)	2,571	0
Other comprehensive income	0	0
Total comprehensive income	2,571	0
SHBNPP Japan Photovoltaic Private Special Asset Investment Trust No.2 [Loan-Derivative]
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	97,412	0
Liabilities	248	0
Operating revenue	5,176	0
Net profit (loss)	2,993	0
Other comprehensive income	0	0
Total comprehensive income	2,993	0
Kakao-Shinhan 1st TNYT Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	12,014	0
Liabilities	331	0
Operating revenue	2	0
Net profit (loss)	(657)	0
Other comprehensive income	0	0
Total comprehensive income	(657)	0
IMM Special Situation 1-2 PRIVATE EQUITY FUND
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	54,328	0
Liabilities	33	0
Operating revenue	4,378	0
Net profit (loss)	4,344	0
Other comprehensive income	0	0
Total comprehensive income	4,344	0
Pacific Private Placement Real Estate Fund No.40
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	145,123	0
Liabilities	98,029	0
Operating revenue	2,554	0
Net profit (loss)	1,511	0
Other comprehensive income	0	0
Total comprehensive income	1,511	0
Mastern Private Real Estate Loan Fund No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	17,156	0
Liabilities	201	0
Operating revenue	98	0
Net profit (loss)	(143)	0
Other comprehensive income	0	0
Total comprehensive income	(143)	0
LB Scotland Amazon Fulfillment Center Fund 29
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	44,483	0
Liabilities	28	0
Operating revenue	1,975	0
Net profit (loss)	612	0
Other comprehensive income	0	0
Total comprehensive income	612	0
JR AMC Hungary Budapest Office Fund 16
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	38,581	0
Liabilities	1,112	0
Operating revenue	2,531	0
Net profit (loss)	2,531	0
Other comprehensive income	0	0
Total comprehensive income	2,531	0
IGIS 372 Real Estate Professional Private
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	628,769	0
Liabilities	428,577	0
Operating revenue	10,221	0
Net profit (loss)	(4,808)	0
Other comprehensive income	0	0
Total comprehensive income	(4,808)	0
KoFC-Neoplux R&D-Biz Creation 2013-1 Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	18,460	0
Liabilities	2,824	0
Operating revenue	1,673	0
Net profit (loss)	240	0
Other comprehensive income	0	0
Total comprehensive income	240	0
Future-Creation Neoplux Venture Capital Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,271	0
Liabilities	4,137	0
Operating revenue	7,270	0
Net profit (loss)	4,300	0
Other comprehensive income	0	0
Total comprehensive income	4,300	0
Gyeonggi-Neoplux Superman Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	31,898	0
Liabilities	186	0
Operating revenue	533	0
Net profit (loss)	(212)	0
Other comprehensive income	0	0
Total comprehensive income	(212)	0
NewWave 6th Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,501	0
Liabilities	0	0
Operating revenue	2,757	0
Net profit (loss)	1,528	0
Other comprehensive income	0	0
Total comprehensive income	1,528	0
Neoplux No.3 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	103,712	0
Liabilities	756	0
Operating revenue	9,114	0
Net profit (loss)	(7,108)	0
Other comprehensive income	0	0
Total comprehensive income	(7,108)	0
PCC Amberstone Private Equity Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	104,930	0
Liabilities	1,194	0
Operating revenue	12,280	0
Net profit (loss)	5,501	0
Other comprehensive income	0	0
Total comprehensive income	5,501	0
KIAMCO POWERLOAN TRUST 4TH
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	92,817	0
Liabilities	23	0
Operating revenue	815	0
Net profit (loss)	1,193	0
Other comprehensive income	0	0
Total comprehensive income	1,193	0
Mastern Opportunity Seeking Real Estate Fund II
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	99,087	0
Liabilities	93	0
Operating revenue	1,391	0
Net profit (loss)	1,453	0
Other comprehensive income	0	0
Total comprehensive income	1,453	0
AION ELFIS PROFESSIONAL PRIVATE 1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	27,672	0
Liabilities	30	0
Operating revenue	2,710	0
Net profit (loss)	2,642	0
Other comprehensive income	0	0
Total comprehensive income	2,642	0
T&F 2020 SS Private Equity Fund Specializing in Start-up and Venture Business
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,074	0
Liabilities	73	0
Operating revenue	0	0
Net profit (loss)	(160)	0
Other comprehensive income	0	0
Total comprehensive income	(160)	0
Neoplux Market-Frontier Secondary Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	56,363	0
Liabilities	1,636	0
Operating revenue	1,359	0
Net profit (loss)	(339)	0
Other comprehensive income	0	0
Total comprehensive income	(339)	0
Synergy Green New Deal 1st New Technology Business Investment Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	35,539	0
Liabilities	12	0
Operating revenue	39	0
Net profit (loss)	27	0
Other comprehensive income	0	0
Total comprehensive income	27	0
KAIM Real-estate Private Investment Trust 20
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	13,254	0
Liabilities	0	0
Operating revenue	254	0
Net profit (loss)	254	0
Other comprehensive income	0	0
Total comprehensive income	254	0
KIAMCO Vietnam Solar Special Asset Private Investment Trust
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	15,902	0
Liabilities	6	0
Operating revenue	0	0
Net profit (loss)	(404)	0
Other comprehensive income	0	0
Total comprehensive income	(404)	0
CSQUARE SNIPER PROFESSIONAL PRIVATE 10
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	5,010	0
Liabilities	10	0
Operating revenue	10	0
Net profit (loss)	0	0
Other comprehensive income	0	0
Total comprehensive income	0	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-1
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,582	0
Liabilities	9	0
Operating revenue	0	0
Net profit (loss)	(9)	0
Other comprehensive income	0	0
Total comprehensive income	(9)	0
IGIS GLIP Professional Investment Private Real Estate Investment Trust No. 1-2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	45,582	0
Liabilities	9	0
Operating revenue	0	0
Net profit (loss)	(9)	0
Other comprehensive income	0	0
Total comprehensive income	(9)	0
Pacific Sunny Professional Investors Private Placement Real Estate Investment Company No.45
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	141,811	0
Liabilities	93,336	0
Operating revenue	1	0
Net profit (loss)	1,290	0
Other comprehensive income	0	0
Total comprehensive income	1,290	0
IGIS Professional Investors Private Investment Real Estate Investment LLC No.395
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	116,853	0
Liabilities	66,459	0
Operating revenue	0	0
Net profit (loss)	(605)	0
Other comprehensive income	0	0
Total comprehensive income	(605)	0
SHBNPP Green New Deal Energy Professional Investment Type Private Special Asset Investment Trust No.2
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	70,487	0
Liabilities	14	0
Operating revenue	194	0
Net profit (loss)	180	0
Other comprehensive income	0	0
Total comprehensive income	180	0
Kiwoom Private Equity Ant-Man Startup Venture Specialized Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	20,174	0
Liabilities	40	0
Operating revenue	4,210	0
Net profit (loss)	4,134	0
Other comprehensive income	0	0
Total comprehensive income	4,134	0
Kiwoom Hero No.4 Private Equity Fund
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	22,359	0
Liabilities	1	0
Operating revenue	0	0
Net profit (loss)	3,358	0
Other comprehensive income	0	0
Total comprehensive income	3,358	0
Vogo Canister Professional Trust Private Fund I
Condensed statement of financial position and comprehensive income information of associates [Line Items]
Assets	119,968	0
Liabilities	76	0
Operating revenue	17,022	0
Net profit (loss)	4,148	0
Other comprehensive income	0	0
Total comprehensive income	₩ 4,148	₩ 0